Employee and Retiree Benefits (Tables)	12 Months Ended
Aug. 27, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Postretirement health care and deferred compensation benefits are as follows:

(In thousands)	August 27, 2016	August 29, 2015
Postretirement health care benefit cost	$6,346	$34,535
Non-qualified deferred compensation	18,003	19,508
Executive share option plan liability	3,341	4,788
SERP benefit liability	2,681	2,649
Executive deferred compensation	389	299
Officer stock-based compensation	763	242
Total postretirement health care and deferred compensation benefits	31,523	62,021
Less current portion(1)	(4,574)	(4,931)
Long-term postretirement health care and deferred compensation benefits(2)	$26,949	$57,090

(1)	Included in current liabilities in the Consolidated Balance Sheets

(2)	Included in long-term liabilities in the Consolidated Balance Sheets

Schedule of Postretirement Plan Amendments [Table Text Block]
As a result of these amendments, our liability for postretirement health care was reduced as presented in the following table.

Date	Plan Amendment	Dollar Cap Reduction	Liability Reduction (in thousands)	Amortization Period (1)
Fiscal 2005	Established employer dollar cap		$40,414	11.5	years
January 2012	Reduced employer dollar cap	10%	4,598	7.8	years
January 2013	Reduced employer dollar cap	10%	4,289	7.5	years
January 2014	Reduced employer dollar cap	10%	3,580	7.3	years
January 2015	Reduced employer dollar cap	10%	3,960	7.1	years
January 2016	Reduced employer dollar cap for retirees under age 65; discontinued retiree benefits for retirees age 65 and over	10%	28,596	6.9	years
(1)  Plan amendments are amortized on a straight-line basis over the expected remaining service period of active plan participants.

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Changes in our postretirement health care liability are as follows:

(In thousands)	August 27, 2016	August 29, 2015
Balance at beginning of year	$34,535	$36,930
Interest cost	327	1,382
Service cost	108	427
Net benefits paid	(878)	(928)
Actuarial loss	850	684
Plan amendment	(28,596)	(3,960)
Balance at end of year	$6,346	$34,535

Schedule of Net Benefit Costs [Table Text Block]
Net periodic postretirement benefit income for the past three fiscal years consisted of the following components:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Interest cost	$327	$1,382	$1,540
Service cost	108	427	393
Amortization of prior service benefit	(7,736)	(5,538)	(5,650)
Amortization of net actuarial loss	1,612	1,465	1,077
Net periodic postretirement benefit income	$(5,689)	$(2,264)	$(2,640)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (before taxes) are as follows:

(In thousands)	August 27, 2016	August 29, 2015
Prior service credit	$(34,139)	$(13,279)
Net actuarial loss	15,648	16,410
Accumulated other comprehensive income	$(18,491)	$3,131

Schedule of Expected Benefit Payments [Table Text Block]
xpected future benefit payments for postretirement health care for the next ten years are as follows:

(In thousands)		Amount
Year:	2017	$416
	2018	283
	2019	381
	2020	455
	2021	489
	2022 - 2026	2,484
	Total	$4,508

Investment in Life Insurance [Table Text Block]
To assist in funding the deferred compensation and SERP liabilities, we have invested in COLI policies. The cash surrender value of these policies is presented as investment in life insurance in the accompanying balance sheets and consists of the following:

(In thousands)	August 27, 2016	August 29, 2015
Cash value	$60,263	$58,501
Borrowings	(33,771)	(32,329)
Investment in life insurance	$26,492	$26,172